Exhibit 99.1
KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Wells Fargo Securities, LLC
Barclays Capital Inc.
(together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2019-3 – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “StatPool_20190602_ KPMG.xlsx,” provided by the Company on June 19, 2019, containing certain information related to 50,386 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on June 2, 2019 (the “Data File”), which we were informed are intended to be included as collateral in the offering of Exeter Automobile Receivables Trust 2019-3. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Source Documents” means the following information sources provided by the Company:
–	Sales Contract
–	Notice Letter
–	Odometer Disclosure Statement
–	Shaw Loan Operating System
–	Global Search imaging system (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)
–	APLNContract within the Company’s data warehouse (“APLNContract”)
–
An electronic data file containing Model Type (New/Used), Vehicle Model Year, Vehicle Make, Vehicle Model, Borrower State (current), FICO Score, and Custom Score information for six (6) of the Selected Loans (Selected Loan Numbers: 16, 63, 92, 125, 143, and 147) (defined below) which we were informed was extracted from the Company’s Origenate System (“Origenate Schedule”). For these six Selected Loans, we were informed by the Company that the source information was stored in the Company’s Origenate System which is no longer active and has been replaced by CALMS.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.
•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on June 25, 2019, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.
•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.
A.
We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.  The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System, Title Certificate, Odometer Disclosure Statement
Origination Date	Sales Contract, Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS, Origenate Schedule
Vehicle Model Year	Sales Contract, CALMS, Origenate Schedule
Vehicle Make	Sales Contract, CALMS, Origenate Schedule

Attribute	Source Document(s)
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS, Origenate Schedule
Borrower State (current)	Sales Contract, CALMS, Origenate Schedule
FICO Score	CALMS, Origenate Schedule, APLNContract
Custom Score	CALMS, Origenate Schedule, APLNContract
We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.
C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and seller state address were located within the United States.
D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of:
i)	the underwriting overview screen capture with a credit approval notation;
ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,
iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.
There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur. This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
July 3, 2019

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	72116177	30	71935611	59	71860377
2	71626044	31	71573254	60	71543453
3	71187708	32	72014638	61	72053195
4	71758654	33	71166066	62	71661575
5	71203123	34	71357233	63	6322959
6	71372565	35	71864905	64	69553191
7	50893660	36	72401829	65	71548622
8	71844625	37	70228981	66	71651466
9	72150717	38	71462056	67	71192367
10	71803274	39	50490584	68	71924229
11	72142587	40	72076797	69	72200669
12	71397207	41	71483427	70	72245465
13	71630303	42	51124675	71	71135142
14	72197961	43	71076184	72	71207074
15	71359708	44	72342512	73	71138852
16	6344953	45	71229347	74	71081844
17	71540023	46	72209173	75	71208632
18	71457437	47	71914601	76	71047386
19	72154254	48	71205153	77	71323129
20	71199703	49	71573995	78	71587592
21	71308031	50	71451907	79	71115179
22	72179137	51	69825583	80	71875251
23	71558502	52	71638733	81	72252144
24	71878912	53	70930152	82	71365965
25	71764626	54	69330110	83	71711646
26	71462952	55	72158516	84	71875445
27	69474329	56	71777481	85	72226889
28	51264779	57	71035134	86	70685150
29	70215113	58	72058627	87	71323851

A-1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	71973455	109	71022280	130	70656612
89	71205053	110	72293954	131	72177804
90	70825912	111	71590840	132	70705288
91	50613073	112	70662369	133	72009205
92	6068238	113	70612922	134	70256907
93	51195455	114	71578081	135	72013792
94	70353624	115	71948515	136	71037564
95	70049725	116	69959041	137	71548464
96	51333862	117	71376294	138	71278500
97	71888676	118	71280258	139	70626013
98	72258100	119	71201526	140	72326650
99	70652715	120	71322132	141	71032670
100	70961291	121	71950165	142	71166161
101	70984787	122	71508187	143	6156974
102	71199638	123	71316014	144	69620543
103	72195388	124	71754280	145	70453589
104	71901322	125	6155991	146	71759715
105	71701664	126	70749825	147	5854674
106	71425563	127	71445918	148	72202948
107	70983120	128	71639430	149	70892895
108	72029619	129	71957182	150	71050741

A-2